Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Loans, allowance for loan losses	$ 3,755	$ 3,372
Common stock, par value	$ 0.20	$ 0.20
Common stock, shares authorized	22,500,000	22,500,000
Common stock, shares issued	5,578,131	4,904,530
Common stock, shares outstanding	5,578,131	4,904,530
Accumulated other comprehensive loss, tax benefits	$ (262)	$ (4,978)